Summary of Significant Principal Accounting Policies (Schedule of Concentration and Risks) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)		Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)		Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)
Concentration Risk [Line Items]
Accounts receivable, net	¥ 624,817			¥ 364,782			$ 89,993
Cost of products	1,921,856		$ 276,805	1,735,820		¥ 1,086,133
Accounts Receivable [Member] | Customer [Member] | Customer A [Member]
Concentration Risk [Line Items]
Accounts receivable, net	193,775			77,764
Cost of Products [Member] | Supplier [Member] | B [Member]
Concentration Risk [Line Items]
Cost of products	629,780			257,069
Cost of Products [Member] | Supplier [Member] | C [Member]
Concentration Risk [Line Items]
Cost of products	551,459			317,576
Cost of Products [Member] | Supplier [Member] | D [Member]
Concentration Risk [Line Items]
Cost of products		[1]		245,427
Sales Revenue, Net [Member] | Customer [Member] | Customer A [Member]
Concentration Risk [Line Items]
Accounts receivable, net	¥ 351,204				[1]

[1]	Not more than 10% or more.